[CREDIT SUISSE FUNDS LOGO]

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

                                  ANNUAL REPORT

                                DECEMBER 31, 2001

          CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

More complete information about the Trust, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. The Trust is advised by Credit Suisse Asset Management, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2001

                                                                January 29, 2002

Dear Shareholder:

For the 12 months ended December 31, 2001, Credit Suisse Trust--Global Post-Venture Capital Portfolio(1) (the "Portfolio") had a loss of 28.63%, vs. a loss of 9.23% for the Russell 2000 Growth Index,(2) a loss of 10.83% for the Russell 2500 Growth Index(3) and a loss of 6.33% for the Nasdaq Industrials Index.(4)

     Most stock markets suffered losses in the period as the global economy weakened and as profit expectations tumbled. Within Europe, many markets had double-digit declines, while Japan struggled amid growing pessimism regarding its economy and its grip on internal financial reforms. Growth-oriented shares, such as technology stocks, generally had the largest losses for the year, notwithstanding their strong rally in the last few months of the period.

     The Portfolio's return reflected the overall harsh environment for the smaller-cap and aggressive growth stocks it targets (in addition, the Portfolio's returns were worsened by its exposure to the yen and European currencies, which declined vs. the U.S. dollar in the period). Poor showings from the Portfolio's North American and European technology stocks especially weighed on its performance. Selling pressure in the technology group was intense through much of the period, and fairly indiscriminate of long-term growth prospects. On the positive side, stocks that helped the Portfolio's return included specific consumer-discretionary names.

     In terms of our regional strategy, we continued to favor the U.S., which accounted for about 60% of the Portfolio's investments as of December 31. This bias in part reflects our view that the U.S. economy will probably recover ahead of other major economies. While the recent rate cuts made by European central banks should prove stimulative, at some point, the U.S. Federal Reserve seems far ahead of the curve, having aggressively lowered rates throughout 2001. We continued to have serious concerns regarding Japan's economy, although we view certain Japanese companies favorably for their innovation and long-term growth prospects; hence our exposure (about 8%).

     With respect to sector allocation, we made no dramatic changes. Technology stocks represented about 25% of the Portfolio at the end of the year. We consider this to be far from an aggressive weighting, given technology's large share of the post-venture-capital stock universe. We remain quite willing to raise our exposure, but would like to see an improvement in industry conditions, such as a stronger forecast for information-technology budgets. Our approach to technology companies will remain highly selective. The rest of the portfolio remained invested across a range of sectors, with noteworthy weightings in the consumer, health-care, financial-services and industrial areas.

     In terms of recent portfolio activity, purchases we made late in the period included an Irish airline that we believe has a compelling business profile, including little debt, and a plan to add 50 airplanes over the next few years. Another addition was a provider of proprietary post-secondary education services (e.g., bachelor-degree programs and various niche non-degree programs) in the United States. In our judgment, the company is well positioned to tap the growing demand for such services. We also added to two of our U.K. health-care positions.

     Looking ahead, the key question for us is whether or not real earnings can meet the market's expectations. As we watch for evidence of a global economic recovery, we are aware that uncertainty remains and that stock markets will likely remain quite volatile.

     However, we also believe that good investment opportunities should be available for investors that focus on stock-specific factors. And we expect to see very compelling stories arise in our investment world over time. We believe that new companies and maybe even new industries will be born to capitalize on new paradigms, as concepts such as the defense and security of the physical and information worlds are reassessed. We believe that venture capital could fund many of the best ideas. In general, our focus will remain on innovative companies we deem to have strong managements and the financial resources to execute their strategies.

Elizabeth B. Dater              Vincent J.McBride
Co-Portfolio Manager            Co-Portfolio Manager

Greg Norton-Kidd                Calvin E. Chung
Co-Portfolio Manager            Associate Portfolio Manager

     INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. BECAUSE OF THE NATURE OF THE PORTFOLIO'S POST-VENTURE-CAPITAL INVESTMENTS AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE PORTFOLIO MAY NOT BE APPROPRIATE FOR ALL INVESTORS. THERE ARE ALSO SPECIAL RISK CONSIDERATIONS ASSOCIATED WITH POST-VENTURE CAPITAL INVESTMENTS. THESE ARE DETAILED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

[CHART OF COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO, THE RUSSELL 2000 GROWTH INDEX, THE RUSSELL 2500 GROWTH INDEX, AND THE NASDAQ INDUSTRIALS INDEX FROM INCEPTION (9/30/96) AND AT EACH MONTH END. (UNAUDITED)]

           CREDIT SUISSE TRUST --
        GLOBAL POST-VENTURE CAPITAL    RUSSELL 2000 GROWTH    RUSSELL 2500 GROWTH   NASDAQ INDUSTRIALS
              PORTFOLIO(1)                  INDEX(2)               INDEX(3)              INDEX(4)
  9/96           $10,000                    $10,000                $10,000               $10,000
 10/96           $ 9,730                    $ 9,569                $ 9,689               $ 9,720
 11/96           $ 9,760                    $ 9,835                $10,044               $10,075
 12/96           $ 9,760                    $10,027                $10,093               $10,018
  1/97           $10,200                    $10,277                $10,395               $10,464
  2/97           $ 9,520                    $ 9,657                $ 9,940               $ 9,900
  3/97           $ 8,870                    $ 8,975                $ 9,286               $ 9,191
  4/97           $ 8,900                    $ 8,871                $ 9,328               $ 9,001
  5/97           $ 9,880                    $10,205                $10,446               $10,240
  6/97           $10,090                    $10,551                $10,795               $10,678
  7/97           $10,950                    $11,092                $11,480               $11,381
  8/97           $10,860                    $11,424                $11,760               $11,592
  9/97           $11,570                    $12,336                $12,591               $12,416
 10/97           $10,840                    $11,595                $11,805               $11,454
 11/97           $10,840                    $11,319                $11,624               $11,290
 12/97           $11,062                    $11,325                $11,583               $11,024
  1/98           $10,932                    $11,174                $11,432               $10,950
  2/98           $12,032                    $12,161                $12,413               $11,834
  3/98           $12,742                    $12,671                $12,874               $12,295
  4/98           $12,912                    $12,748                $12,991               $12,544
  5/98           $12,022                    $11,822                $12,157               $12,016
  6/98           $12,522                    $11,943                $12,246               $12,044
  7/98           $11,312                    $10,946                $11,334               $11,367
  8/98           $ 8,941                    $ 8,419                $ 8,759               $ 8,748
  9/98           $ 9,591                    $ 9,273                $ 9,527               $ 9,315
 10/98           $ 9,951                    $ 9,756                $10,170               $10,069
 11/98           $10,762                    $10,513                $10,893               $10,973
 12/98           $11,822                    $11,465                $11,942               $11,776
  1/99           $12,182                    $11,980                $12,288               $12,713
  2/99           $11,262                    $10,884                $11,291               $11,772
  3/99           $12,132                    $11,272                $11,817               $12,520
  4/99           $12,232                    $12,268                $12,759               $13,454
  5/99           $12,062                    $12,287                $12,891               $13,267
  6/99           $13,282                    $12,934                $13,802               $14,727
  7/99           $12,682                    $12,534                $13,521               $14,315
  8/99           $12,682                    $12,065                $13,229               $14,133
  9/99           $12,702                    $12,298                $13,323               $14,531
 10/99           $13,762                    $12,613                $13,972               $15,121
 11/99           $15,832                    $13,947                $15,622               $17,484
 12/99           $19,263                    $16,405                $18,568               $20,216
  1/00           $18,983                    $16,252                $18,465               $19,862
  2/00           $22,303                    $20,034                $23,201               $23,689
  3/00           $22,383                    $17,928                $21,381               $21,852
  4/00           $20,293                    $16,118                $19,297               $19,150
  5/00           $19,073                    $14,706                $17,579               $16,699
  6/00           $20,223                    $16,606                $19,903               $19,020
  7/00           $19,613                    $15,183                $18,272               $17,900
  8/00           $22,453                    $16,780                $20,654               $20,452
  9/00           $21,683                    $15,946                $19,318               $18,479
 10/00           $19,153                    $14,652                $18,124               $16,665
 11/00           $15,172                    $11,992                $14,671               $12,920
 12/00           $15,615                    $12,726                $15,580               $13,390
  1/01           $16,085                    $13,756                $16,590               $15,076
  2/01           $13,975                    $11,870                $14,030               $12,352
  3/01           $12,107                    $10,791                $12,477               $11,106
  4/01           $13,207                    $12,112                $14,379               $12,925
  5/01           $12,955                    $12,392                $14,796               $13,203
  6/01           $12,554                    $12,730                $15,131               $13,675
  7/01           $11,671                    $11,644                $14,015               $12,948
  8/01           $10,937                    $10,917                $13,083               $12,009
  9/01           $ 9,367                    $ 9,156                $11,034               $ 9,846
 10/01           $ 9,928                    $10,036                $12,123               $10,814
 11/01           $10,719                    $10,874                $13,170               $11,983
 12/01           $11,144                    $11,551                $13,892               $12,543

           AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/01

1 YEAR                     (28.63%)
3 YEAR                      (1.95%)
5 YEAR                       2.69%
FROM INCEPTION (9/30/96)     2.08%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.
----------
(1) Name changed from Warburg Pincus Trust--Global Post-Venture Capital Portfolio effective December 12, 2001.
(2) The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. It includes reinvestment of dividends, and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book values and higher forecasted growth rates. The Russell 2500 Index is composed of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of 3,000 of the largest U.S. companies based on total market capitalization. Investors cannot invest directly in an index.
(4) The Nasdaq Industrials Index measures the stock price performance of more than 3,000 industrial issues included in the Nasdaq OTC Composite Index. The Nasdaq OTC Composite Index represents 4,500 stocks traded over the counter. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2001

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCKS (93.1%)
BERMUDA (1.4%)
INSURANCE (1.4%)
    Ace, Ltd.                                            36,500     $  1,465,475
                                                                    ------------
TOTAL BERMUDA                                                          1,465,475
                                                                    ------------
CANADA (1.7%)
PHARMACEUTICALS (1.7%)
    Biovail Corp. ADR(1)                                 33,100        1,861,875
                                                                    ------------
TOTAL CANADA                                                           1,861,875
                                                                    ------------
FRANCE (3.2%)
COMMERCIAL SERVICES & SUPPLIES (1.4%)
    Neopost SA(1)                                        52,800        1,538,229
                                                                    ------------
HEALTHCARE PROVIDERS & SERVICES (1.1%)
    Generale de Sante(1)                                 94,700        1,210,816
                                                                    ------------
MACHINERY (0.7%)
    Pinguely-Haulotte                                    72,600          717,519
                                                                    ------------
TOTAL FRANCE                                                           3,466,564
                                                                    ------------
IRELAND (1.3%)
AIRLINES (1.3%)
    Ryanair Holdings PLC(1)                             221,800        1,355,805
                                                                    ------------
TOTAL IRELAND                                                          1,355,805
                                                                    ------------
ISRAEL (1.7%)
HEALTHCARE EQUIPMENT & SUPPLIES (1.7%)
    Card-Guard Scientific Survival, Ltd.(1)              48,000        1,866,180
                                                                    ------------
TOTAL ISRAEL                                                           1,866,180
                                                                    ------------
ITALY (2.1%)
FOOD PRODUCTS (1.3%)
    Parmalat Finanziaria SpA                            533,200        1,438,489
                                                                    ------------
REAL ESTATE (0.8%)
    Beni Stabili SpA                                  1,869,700          885,640
                                                                    ------------
TOTAL ITALY                                                            2,324,129
                                                                    ------------
JAPAN (7.5%)
COMMERCIAL SERVICES & SUPPLIES (2.5%)
    Venture Link Co., Ltd.                               48,150        2,623,158
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS (4.3%)
    Nintendo Co., Ltd.(1)                                14,800        2,591,638
    Sega Corp.(1)                                        97,800        1,951,374
                                                                    ------------
                                                                       4,543,012
                                                                    ------------
WIRELESS TELECOMMUNICATIONS SERVICES (0.7%)
    NTT DoCoMo, Inc.                                         62          728,521
                                                                    ------------
TOTAL JAPAN                                                            7,894,691
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                       4

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                         ------         -----
NETHERLANDS (2.7%)
FOOD PRODUCTS (1.2%)
    Nutreco Holding NV                                   40,500     $  1,294,563
                                                                    ------------
OIL & GAS (0.7%)
    Petroplus International NV                           43,526          722,772
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.8%)
    ASML Holding NV(1)                                   51,200          872,960
                                                                    ------------
TOTAL NETHERLANDS                                                      2,890,295
                                                                    ------------
SINGAPORE (1.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    Venture Manufacturing, Ltd.                         142,000        1,022,800
                                                                    ------------
TOTAL SINGAPORE                                                        1,022,800
                                                                    ------------
SPAIN (1.2%)
IT CONSULTING & SERVICES (1.2%)
    Indra Sistemas SA                                   149,000        1,262,982
                                                                    ------------
TOTAL SPAIN                                                            1,262,982
                                                                    ------------
SWITZERLAND (1.7%)
COMPUTERS & PERIPHERALS (0.9%)
    Logitech International SA(1)                         27,400        1,002,566
                                                                    ------------
INSURANCE (0.8%)
    Converium Holding AG(1)                              16,800          816,580
                                                                    ------------
TOTAL SWITZERLAND                                                      1,819,146
                                                                    ------------
TAIWAN (2.1%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.1%)
    United Microelectronics Corp.                     1,556,000        2,267,960
                                                                    ------------
TOTAL TAIWAN                                                           2,267,960
                                                                    ------------
UNITED KINGDOM (10.4%)
COMMERCIAL SERVICES & SUPPLIES (1.7%)
    Nestor Healthcare Group PLC                         224,500        1,788,903
                                                                    ------------
COMPUTERS & PERIPHERALS (1.2%)
    Marlborough Stirling PLC                            438,200        1,307,412
                                                                    ------------
DIVERSIFIED FINANCIALS (1.9%)
    Amvescap PLC                                         58,000          836,542
    Amvescap PLC ADR                                     31,875          925,012
    Insignia Solutions, Inc. ADR(1)                     163,200          244,800
                                                                    ------------
                                                                       2,006,354
                                                                    ------------
HOUSEHOLD DURABLES (1.7%)
    MFI Furniture Group PLC                             894,500        1,822,614
                                                                    ------------
MEDIA (0.7%)
    Eyretel PLC(1)                                      586,000          759,056
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                       5

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                         ------         -----
PHARMACEUTICALS (2.0%)
    Shire Pharmaceuticals Group PLC(1)                  169,500     $  2,121,556
                                                                    ------------
SPECIALTY RETAIL (1.2%)
    Electronics Boutique PLC                            631,500        1,259,158
                                                                    ------------
TOTAL UNITED KINGDOM                                                  11,065,053
                                                                    ------------
UNITED STATES (55.1%)
BANKS (1.3%)
    Mellon Financial Corp.                               37,100        1,395,702
                                                                    ------------
BIOTECHNOLOGY (4.5%)
    Applera Corp-Celera Genomics Group(1)                37,584        1,003,117
    Genentech, Inc.(1)                                   25,800        1,399,650
    Gilead Sciences, Inc.(1)                             16,100        1,058,092
    Medimmune, Inc.(1)                                   28,800        1,334,880
                                                                    ------------
                                                                       4,795,739
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES (0.9%)
    DeVry, Inc.(1)                                       32,100          913,245
                                                                    ------------
COMPUTERS & PERIPHERALS (1.1%)
    McDATA Corp. Class A(1)                              49,500        1,212,750
                                                                    ------------
CONSTRUCTION & ENGINEERING (1.1%)
    Granite Construction, Inc.                           49,000        1,179,920
                                                                    ------------
CONSTRUCTION MATERIALS (1.5%)
    Dal-Tile International, Inc.(1)                      68,300        1,587,975
                                                                    ------------
CONSUMER SERVICES (0.5%)
    Education MGT Corp.(1)                               15,600          565,500
                                                                    ------------
DIVERSIFIED FINANCIALS (2.8%)
    Gabelli Asset Management, Inc. Class A(1)            34,600        1,494,720
    Radian Group, Inc.                                   35,300        1,516,135
                                                                    ------------
                                                                       3,010,855
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    Microchip Technology, Inc.(1)                        27,000        1,045,980
                                                                    ------------
FOOD & DRUG RETAILING (1.1%)
    Pathmark Stores, Inc.(1)                             46,400        1,144,224
                                                                    ------------
HEALTHCARE PROVIDERS & SERVICES (4.8%)
    AdvancePCS(1)                                        36,800        1,080,080
    Community Health Care(1)                             61,700        1,573,350
    Manor Care, Inc.(1)                                  55,700        1,320,647
    Quest Diagnostics, Inc.(1)                           16,200        1,161,702
                                                                    ------------
                                                                       5,135,779
                                                                    ------------
HOTELS RESTAURANTS & LEISURE (1.2%)
    Six Flags, Inc.(1)                                   83,400        1,282,692
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                       6

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                         ------         -----
HOUSEHOLD DURABLES (3.3%)
    Lennar Corp.                                         27,200     $  1,273,504
    Polycom, Inc.(1)                                     66,300        2,258,841
                                                                    ------------
                                                                       3,532,345
                                                                    ------------
INTERNET SOFTWARE & SERVICES (3.1%)
    BEA Systems, Inc.(1)                                 69,700        1,073,380
    Interwoven, Inc.(1)                                  98,600          960,364
    Openwave Systems, Inc.(1)                           112,300        1,099,417
    Planetweb, Inc.(1),(2)                              183,800          130,498
                                                                    ------------
                                                                       3,263,659
                                                                    ------------
IT CONSULTING & SERVICES (1.2%)
    BISYS Group, Inc.(1)                                 19,800        1,267,002
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS (1.4%)
    Mattel, Inc.                                         84,300        1,449,960
                                                                    ------------
LIMITED PARTNERSHIPS (0.4%)
    Austin Ventures LP(1),(2)                            66,305           66,305
    CVC Capital Partners(1),(2)                          39,424           39,424
    Madison Dearborn Capital Partners IV LP(1),(2)       65,818           65,818
    Oak Investment Partners X LP(1),(2)                 246,360          246,360
                                                                    ------------
                                                                         417,907
                                                                    ------------
MEDIA (6.5%)
    Cablevision Systems Corp. Class A(1)                 23,500        1,115,075
    Clear Channel Communications, Inc.(1)                23,600        1,201,476
    Insight Communications Co., Inc.(1)                  76,500        1,848,240
    USA Networks, Inc.(1)                                53,500        1,461,085
    Westwood One, Inc.(1)                                41,900        1,259,095
                                                                    ------------
                                                                       6,884,971
                                                                    ------------
OIL & GAS (2.6%)
    Chaparral Resources, Inc.(1)                          2,778            4,195
    Newfield Exploration Co.(1)                          40,500        1,438,155
    Spinnaker Exploration Co.(1)                         33,200        1,366,512
                                                                    ------------
                                                                       2,808,862
                                                                    ------------
PHARMACEUTICALS (1.2%)
    IVAX Corp.(1)                                        61,300        1,234,582
                                                                    ------------
REAL ESTATE (1.0%)
    Istar Financial                                      43,000        1,072,850
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.1%)
    Maxim Integrated Products, Inc.(1)                   17,700          929,427
    Novellus Systems, Inc.(1)                            35,700        1,408,365
    Ultratech Stepper, Inc.(1)                           59,100          976,332
    Xilinx, Inc.(1)                                      28,400        1,109,020
                                                                    ------------
                                                                       4,423,144
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                       7

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                         ------         -----
SOFTWARE (5.7%)
    Convera Corp.(1)                                    267,700     $    896,795
    E.piphany, Inc.(1)                                  156,500        1,363,115
    Manugistics Group, Inc.(1)                           88,400        1,863,472
    Midway Games, Inc(1)                                 43,700          655,937
    NetIQ Corp.(1)                                       37,000        1,304,620
                                                                    ------------
                                                                       6,083,939
                                                                    ------------
SPECIALTY RETAIL (2.8%)
    Barnes & Noble, Inc.(1)                              26,400          781,440
    Bed Bath & Beyond, Inc.(1)                           35,600        1,206,840
    Hot Topic, Inc.(1)                                   33,600        1,054,704
                                                                    ------------
                                                                       3,042,984
                                                                    ------------
TOTAL UNITED STATES                                                   58,752,566
                                                                    ------------
TOTAL COMMON STOCKS (Cost $94,205,123)                                99,315,521
                                                                    ------------
PREFERRED STOCK (0.7%)
UNITED STATES (0.7%)
CONSUMER SERVICES (0.7%)
    PRN Corp. (Cost $711,000)(1),(2)                     79,000          711,000
                                                                    ------------
WARRANTS (0.0%)
UNITED KINGDOM (0.0%)
SOFTWARE (0.0%)
    Insignia Solutions, Inc., strike $6.00,
      expires November 2003(1)                           81,600                0
UNITED STATES (0.0%)
CONSUMER SERVICES (0.0%)
    PRN Corp., strike $0.01, expires August 2011(1),(2)  18,283                0
                                                                    ------------
TOTAL WARRANTS (Cost $0)                                                       0
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                       8

                                                             PAR
                                                            (000)         VALUE
                                                            -----         -----
UNITED STATES TREASURY OBLIGATION (1.8%)
UNITED STATES TREASURY NOTES (1.8%)
      United States Treasury Notes, 5.625%, 11/30/02
      (Cost $1,853,173)                                    $ 1,830     $  1,890,548
                                                                       ------------
SHORT-TERM INVESTMENT (3.6%)
      State Street Bank & Trust Co. Euro Time Deposit,
      1.50%, 1/02/02 (Cost $3,844,000)                       3,844        3,844,000
                                                                       ------------
TOTAL INVESTMENTS AT VALUE (99.2%) (Cost $100,613,296(3))               105,761,069

OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)                                896,458
                                                                       ------------
NET ASSETS (100.0%)                                                    $106,657,527
                                                                       ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
----------
(1) Non-income producing security.
(2) Illiquid security that is restricted as to resale; security is valued in good faith by management and approved by the Board of Trustees.
(3) Cost for federal income tax purposes is $100,730,355.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS
    Investments at value (Cost $100,613,296)                                    $  105,761,069
    Cash                                                                                   326
    Foreign currency (Cost $8,506)                                                       8,413
    Receivable for fund shares sold                                                  1,502,453
    Dividend, interest and reclaim receivable                                           31,393
    Prepaid expenses and other assets                                                    5,120
                                                                                --------------
      Total Assets                                                                 107,308,774
                                                                                --------------

LIABILITIES
    Advisory fee payable                                                                60,609
    Administrative services fee payable                                                 16,691
    Payable for fund shares redeemed                                                   533,831
    Other accrued expenses payable                                                      40,116
                                                                                --------------
      Total Liabilities                                                                651,247
                                                                                --------------

NET ASSETS
    Capital stock, $0.001 par value                                                     10,977
    Paid-in capital                                                                162,635,309
    Accumulated undistributed net investment loss                                      (39,689)
    Accumulated net realized loss from investments and foreign currency
      transactions                                                                 (61,096,918)
    Net unrealized appreciation from investments and
      foreign currency translations                                                  5,147,848
                                                                                --------------
      Net Assets                                                                $  106,657,527
                                                                                ==============
    Shares outstanding                                                              10,976,703
                                                                                --------------
    Net asset value, offering price and redemption price per share              $         9.72
                                                                                ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001

INVESTMENT INCOME
    Dividends                                                                   $      427,021
    Interest                                                                           296,126
    Foreign taxes withheld                                                             (37,671)
                                                                                --------------
      Total investment income                                                          685,476
                                                                                --------------

EXPENSES
    Investment advisory fees                                                         1,520,578
    Administrative services fees                                                       229,349
    Printing fees                                                                       92,762
    Custodian fees                                                                      53,119
    Audit fees                                                                          17,126
    Legal fees                                                                          16,060
    Transfer agent fees                                                                  7,107
    Insurance expense                                                                    5,882
    Interest expense                                                                     5,855
    Trustees fees                                                                        3,098
    Miscellaneous expense                                                                7,782
                                                                                --------------
      Total expenses                                                                 1,958,718
    Less: fees waived and transfer agent offsets                                      (255,671)
                                                                                --------------
      Net expenses                                                                   1,703,047
                                                                                --------------
         Net investment loss                                                        (1,017,571)
                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                             (52,459,506)
    Net realized gain from foreign currency transactions                                30,059
    Net change in unrealized appreciation (depreciation) from investments            6,858,821
    Net change in unrealized appreciation (depreciation) from foreign
      currency translations                                                            (17,105)
                                                                                --------------
    Net realized and unrealized loss from investments and foreign currency
      related items                                                                (45,587,731)
                                                                                --------------
    Net decrease in net assets resulting from operations                        $  (46,605,302)
                                                                                ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE YEAR          FOR THE YEAR
                                                                                     ENDED                 ENDED
                                                                               DECEMBER 31, 2001   DECEMBER 31, 2000(1)
                                                                               -----------------   --------------------
FROM OPERATIONS
  Net investment loss                                                           $   (1,017,571)        $  (1,432,433)
  Net realized gain (loss) from investments and foreign
    currency transactions                                                          (52,429,447)           15,878,092
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency translations                                    6,841,716           (60,507,357)
                                                                                --------------         -------------
    Net decrease in net assets resulting from operations                           (46,605,302)          (46,061,698)
                                                                                --------------         -------------

FROM DISTRIBUTIONS
  Distributions from net realized gains                                                     --           (21,495,869)
                                                                                --------------         -------------
    Net decrease in net assets from distributions                                           --           (21,495,869)
                                                                                --------------         -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                     128,517,444           238,651,639
  Reinvestment of distributions                                                                           21,495,858
  Net asset value of shares redeemed                                              (143,289,020)         (176,339,135)
                                                                                --------------         -------------
    Net increase (decrease) in net assets from capital share transactions          (14,771,576)           83,808,362
                                                                                --------------         -------------
  Net increase (decrease) in net assets                                            (61,376,878)           16,250,795

NET ASSETS
  Beginning of year                                                                168,034,405           151,783,610
                                                                                --------------         -------------
  End of year                                                                   $  106,657,527         $ 168,034,405
                                                                                ==============         =============

----------
(1) Certain distribution amounts have been reclassified to conform to the current year presentation.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPTIAL PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------------------
                                                         2001           2000(1)          1999             1998            1997
                                                      ----------      ----------      -----------      ----------      ----------
PER SHARE DATA
  Net asset value, beginning of period                $    13.62      $    19.26      $     11.82      $    11.06      $     9.76
                                                      ----------      ----------      -----------      ----------      ----------
INVESTMENT OPERATIONS
  Net investment loss                                      (0.09)          (0.09)           (0.08)          (0.04)          (0.08)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                         (3.81)          (3.56)            7.52            0.80            1.38
                                                      ----------      ----------      -----------      ----------      ----------
      Total from investment operations                     (3.90)          (3.65)            7.44            0.76            1.30
                                                      ----------      ----------      -----------      ----------      ----------

LESS DISTRIBUTIONS
  Distributions from net realized gains                       --           (1.99)              --              --              --
                                                      ----------      ----------      -----------      ----------      ----------
      Total distributions                                     --           (1.99)              --              --              --
                                                      ----------      ----------      -----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                        $     9.72      $    13.62      $     19.26      $    11.82      $    11.06
                                                      ==========      ==========      ===========      ==========      ==========
      Total return                                        (28.63)%        (18.94)%          62.94%           6.87%          13.34%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)            $  106,658      $  168,034      $   151,784      $   62,055      $   30,520
    Ratio of expenses to average net assets(2)              1.40%           1.42%            1.41%           1.40%           1.40%
    Ratio of net investment loss to average
      net assets                                           (0.84)%         (0.75)%          (0.87)%         (0.83)%         (0.75)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                  0.21%           0.11%            0.18%           0.30%           0.18%
  Portfolio turnover rate                                    121%             69%              44%             73%            238%

----------
(1) Certain distribution amounts have been reclassified to conform to the current year presentation.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .01%, .00%, and .00% for each of the years ended December 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was 1.40% for each of the years ended December 31, 2001, 2000, 1999, 1998, and 1997, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse Trust, formerly Warburg Pincus Trust (the "Trust"), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Global Post-Venture Capital Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan.

     A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

     The Portfolio initially values its investments in private-equity portfolios at cost. After that, the Portfolio values these investments according to reports from the private-equity portfolios that Abbott Capital Management, LLC ("Abbott"), the Portfolio's sub-investment adviser, generally receives on a quarterly basis. The Portfolio's net asset value typically will not reflect interim changes in the values of its private-equity-portfolio investments.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period.

Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC

("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At December 31, 2001, the Portfolio had no open forward foreign currency contracts.

     I) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation of assets, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity, market, operational and valuation risks.

     The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets. For the year ended December 31, 2001, investment advisory fees earned and voluntarily waived were $1,520,578 and $252,132, respectively.

     Abbott serves as sub-investment adviser for the Portfolio's assets invested in U.S. or foreign private limited partnerships or other investment funds ("Private Fund Investments"). Pursuant to the sub-advisory agreement between Abbott and CSAM, Abbott is entitled to a quarterly fee from CSAM at the annual rate of 1.00% of the value of the Portfolio's Private Fund Investments as of the end of each calendar quarter, which fee amount or a portion thereof may be waived by Abbott. No compensation is paid by the Portfolio to Abbott for its sub-investment advisory services.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as co-administrators to the Portfolio. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the year ended December 31, 2001, administrative services fees earned by CSAMSI were $121,646.

     For its administrative services through February 4, 2001, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

         AVERAGE DAILY NET ASSETS                        ANNUAL RATE
         ------------------------                        -----------
         First $500 million                   .11% of average daily net assets
         Next $1 billion                      .09% of average daily net assets
         Over $1.5 billion                    .07% of average daily net assets

     Effective February 5, 2001, for its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

         AVERAGE DAILY NET ASSETS                        ANNUAL RATE
         ------------------------                        -----------
         First $500 million                   .08% of average daily net assets
         Next $1 billion                      .07% of average daily net assets
         Over $1.5 billion                    .06% of average daily net assets

     For the year ended December 31, 2001, administrative service fees earned by PFPC (including out of pocket expenses) were $107,703.

     In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

     Boston Financial Data Services, Inc. ("BFDS") serves as the Portfolio's transfer and dividend disbursement agent. The Portfolio has an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of its transfer agent expense. For the year ended December 31, 2001, the Portfolio received credits or reimbursements of $3,539 under this arrangement.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing services. For the year ended December 31, 2001, Merrill was paid $29,727 for its services by the Portfolio.

NOTE 3. LINE OF CREDIT

     Through June 19, 2001, the Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

     Effective June 20, 2001, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Credit Facility, which is allocated among the New Participating Funds in such manner as is determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility. At December 31, 2001, there were no loans outstanding under either the New Credit Facility or the Prior Credit Facility.

     During the year ended December 31, 2001, the Portfolio had borrowings under the Prior Credit Facility and/or the New Credit Facility as follows:

       AVERAGE DAILY   WEIGHTED AVERAGE    MAXIMUM DAILY
       LOAN BALANCE    INTEREST RATE %   LOAN OUTSTANDING
       ------------    ---------------   ----------------
           $45,416          4.722%          $2,195,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 2001, purchases and sales of investment securities (excluding short-term investments) were $143,083,464 and $155,341,311, respectively.

NOTE 5. RESTRICTED SECURITIES

     Certain investments of the Portfolio are restricted as to resale and are valued as determined by or under the direction of the Board in good faith, at fair value. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material. The table below shows the acquisition dates, aggregate cost, fair value as of December 31, 2001 and percent of net assets which the securities represent.

                                           ACQUISITION                 FAIR MARKET     PERCENTAGE
   SECURITY DESCRIPTION                        DATE         COST          VALUE      OF NET ASSETS
   --------------------                        ----         ----          -----      -------------
   Austin Ventures LP                         7/13/01   $   70,000   $   66,305          0.06%
   CVC Capital Partners                       9/04/01       44,896       39,424          0.04%
   Madison Dearborn Capital Partners IV LP    4/02/01       76,219       65,818          0.06%
   Oak Investment Partners X LP               1/18/01      269,908      246,360          0.24%
   Planetweb, Inc.                            9/08/00      998,331      130,498          0.12%
   PRN Corp.                                  8/13/01      711,000      711,000          0.67%
   PRN Corp. Warrants                         8/14/01           --           --            --
                                                        ----------   ----------          ----
                                                        $2,170,354   $1,259,405          1.19%
                                                        ==========   ==========          ====

NOTE 6. CAPITAL SHARE TRANSACTIONS

     The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Transactions in shares of the Portfolio were as follows:

                                               FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                                DECEMBER 31, 2001         DECEMBER 31, 2000
                                                -----------------         -----------------
   Shares sold                                      12,089,897               11,842,996
   Shares issued in reinvestment of distributions           --                1,578,257
   Shares redeemed                                 (13,450,827)              (8,963,576)
                                                    ----------               ----------
   Net increase (decrease)                          (1,360,930)               4,457,677
                                                    ==========               ==========

NOTE 7. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales and Post-October losses, investments in passive foreign investment companies and excise tax regulations.

     There were no distributions in the year ended December 31, 2001.

     At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                $           --
         Capital loss carryovers                         (57,257,384)
         Unrealized appreciation                           5,030,789
                                                      --------------
                                                      $  (52,226,595)
                                                      ==============

     At December 31, 2001, the Portfolio had capital loss carryovers available to offset possible future capital gains of $57,257,384 expiring in 2009.

     Pursuant to federal income tax regulations applicable to investment companies, the Portfolio has elected to treat net capital losses realized between November 1 and December 31, 2001 as occurring on the first day of the following tax year. For the year ended December 31, 2001, $3,762,164 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2002.

     At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $15,637,123 and $10,606,334, respectively. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

     At December 31, 2001, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments and foreign currency transactions have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses and foreign currency transactions. The Portfolio reclassified $(30,059) from accumulated net realized gain (loss) from investments and foreign currency transactions to accumulated undistributed net investment income. $(972,994) was reclassified from accumulated undistributed net investment income to capital contributions. Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Global Post-Venture Capital Portfolio:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of the Global Post-Venture Capital Portfolio (the "Fund"), a portfolio of the Credit Suisse Trust at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2002

CREDIT SUISSE TRUST -- GLOBAL POST-VENTURE CAPITAL PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                            TERM                                    NUMBER OF
                                            OF OFFICE(1)                            PORTFOLIOS IN
                                            AND                                     FUND
                              POSITION(S)   LENGTH         PRINCIPAL                COMPLEX           OTHER
                              HELD WITH     OF TIME        OCCUPATION(S) DURING     OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS AND AGE         TRUST         SERVED         PAST FIVE YEARS          TRUSTEE           HELD BY TRUSTEE
---------------------         -----------   ------------   ---------------------    --------------    -----------------
INDEPENDENT TRUSTEES

Richard H. Francis            Trustee and   Since          Currently retired;       59                Director of
40 Grosvenor Road             Audit         2000           Executive Vice                             The Indonesia
Short Hills, New Jersey       Committee                    President and                              Fund, Inc.
07078                         Member                       Chief Financial
                                                           Officer of Pan Am
Age: 68                                                    Corporation and
                                                           Pan American
                                                           World Airways,
                                                           Inc. from 1988 to
                                                           1991

Jack W. Fritz                 Trustee and   Since          Private investor;        59                Director of
2425 North Fish Creek Road    Audit         Portfolio      Consultant and                             Advo, Inc.
P.O. Box 1287                 Committee     Inception      Director of Fritz                          (direct mail
Wilson, Wyoming 83014         Member                       Broadcasting, Inc.                         advertising)
                                                           and Fritz
Age: 73                                                    Communications
                                                           (developers and
                                                           operators of radio
                                                           stations) since
                                                           1987

Jeffrey E. Garten             Trustee and   Since          Dean of Yale             59                Director of
Box 208200                    Audit         1998           School of                                  Aetna, Inc.;
New Haven, Connecticut        Committee                    Management and                             Director of
06520-8200                    Member                       William S. Beinecke                        Calpine Energy
                                                           Professor in the                            Corporation
Age: 54                                                    Practice of
                                                           International
                                                           Trade and Finance;
                                                           Undersecretary of
                                                           Commerce for
                                                           International Trade
                                                           from November 1993
                                                           to October 1995;
                                                           Professor at
                                                           Columbia University
                                                           from September
                                                           1992 to November
                                                           1993

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                       22

                                            TERM                                       NUMBER OF
                                            OF OFFICE(1)                               PORTFOLIOS IN
                                            AND                                        FUND
                              POSITION(S)   LENGTH         PRINCIPAL                   COMPLEX           OTHER
                              HELD WITH     OF TIME        OCCUPATION(S) DURING        OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS AND AGE         TRUST         SERVED         PAST FIVE YEARS             TRUSTEE           HELD BY TRUSTEE
---------------------         -----------   ------------   ---------------------       --------------    -----------------
Peter F. Krogh                Trustee and   Since          Dean Emeritus and           59                Member of
301 ICC                       Audit         2001           Distinguished Professor                       Board
Georgetown University         Committee                    of International Affairs                      of The Carlisle
Washington, DC 20057          Member                       at the Edmund A.                              Companies Inc.;
                                                           Walsh School of                               Member of
Age: 64                                                    Foreign Service,                              Selection
                                                           Georgetown University;                        Committee
                                                           Moderator of PBS                              for Truman
                                                           foreign affairs television                    Scholars and
                                                           series                                        Henry Luce
                                                                                                         Scholars; Senior
                                                                                                         Associate of
                                                                                                         Center for
                                                                                                         Strategic and
                                                                                                         International
                                                                                                         Studies; Trustee
                                                                                                         of numerous
                                                                                                         world affairs
                                                                                                         organizations

James S. Pasman, Jr.          Trustee and   Since          Currently retired;          59                Director of
29 The Trillium               Audit         2000           President and Chief                           Education
Pittsburgh, Pennsylvania      Committee                    Operating Officer of                          Management
15238                         Member                       National InterGroup,                          Corp., Tyco
                                                           Inc. from April 1989                          International
Age: 70                                                    to March 1991;                                Ltd.; Credit
                                                           Chairman of Permian                           Suisse Asset
                                                           Oil Co. from April 1989                       Management
                                                           to March 1991                                 Income Fund,
                                                                                                         Inc.; Trustee of
                                                                                                         Credit Suisse
                                                                                                         High Yield Bond
                                                                                                         Fund; Deutsche
                                                                                                         VIT Funds,
                                                                                                         overseeing six
                                                                                                         portfolios

                                       23

                                            TERM                                       NUMBER OF
                                            OF OFFICE(1)                               PORTFOLIOS IN
                                            AND                                        FUND
                              POSITION(S)   LENGTH         PRINCIPAL                   COMPLEX           OTHER
                              HELD WITH     OF TIME        OCCUPATION(S) DURING        OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS AND AGE         TRUST         SERVED         PAST FIVE YEARS             TRUSTEE           HELD BY TRUSTEE
---------------------         -----------   ------------   ---------------------       --------------    -----------------
Steven N. Rappaport           Trustee and   Since          President of Loanet,        59                Director of
Loanet, Inc.                  Audit         2000           Inc. (on-line accounting                      The First Israel
40 East 52nd Street           Committee                    service) since 1997;                          Fund, Inc.
New York, New York            Chairman                     Executive Vice
10022                                                      President of Loanet,
                                                           Inc. from 1994 to 1997;
Age: 52                                                    Director, President, North
                                                           American Operations,
                                                           and former Executive
                                                           Vice President from
                                                           1992 to 1993 of
                                                           Worldwide Operations
                                                           of Metallurg Inc.;
                                                           Executive Vice
                                                           President, Telerate, Inc.
                                                           from 1987 to 1992;
                                                           Partner in the law firm
                                                           of Hartman & Craven until
                                                           1987

INTERESTED TRUSTEE

William W. Priest(2)          Trustee       Since          Senior Partner and          59                Director of The
Steinberg Priest                            1999           Fund Manager,                                 Brazilian Equity
Capital Management                                         Steinberg                                     Fund, Inc.; The
12 East 49th Street                                        Priest Capital                                Chile Fund, Inc.;
12th Floor                                                 Management since                              The Emerging
New York, New York                                         March 2001; Chairman                          Markets Tele-
10017                                                      and Managing                                  communications
                                                           Director of CSAM                              Fund, Inc.; The
Age: 59                                                    from 2000 to                                  First Israel Fund,
                                                           February 2001, Chief                          Inc.; The Latin
                                                           Executive Officer and                         American Equity
                                                           Managing Director of                          Fund, Inc.; The
                                                           CSAM from 1990 to                             Indonesia Fund,
                                                           2000                                          Inc.; and Credit
                                                                                                         Suisse Asset
                                                                                                         Management
                                                                                                         Income Fund,
                                                                                                         Inc.
----------
(2) Mr. Priest is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he was an officer of CSAM until February
    2001.

                                       24

                                            TERM                                       NUMBER OF
                                            OF OFFICE(1)                               PORTFOLIOS IN
                                            AND                                        FUND
                              POSITION(S)   LENGTH         PRINCIPAL                   COMPLEX           OTHER
                              HELD WITH     OF TIME        OCCUPATION(S) DURING        OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS AND AGE         TRUST         SERVED         PAST FIVE YEARS             TRUSTEE           HELD BY TRUSTEE
---------------------         -----------   ------------   ---------------------       --------------    -----------------
OFFICERS

James P. McCaughan            Chairman      Since          Chief Executive Officer     N/A               N/A
Credit Suisse Asset                         2000           and Managing Director
Management, LLC                                            of CSAM; Associated
466 Lexington Avenue                                       with CSAM since
New York, New York                                         2000; President and
10017-3147                                                 Chief Operating Officer
                                                           of Oppenheimer Capital
Age: 47                                                    from 1998 to 1999;
                                                           President and Chief
                                                           Executive Officer of
                                                           UBS Asset
                                                           Management (New
                                                           York) Inc. from 1996
                                                           to 1998; Functional
                                                           Advisor (Institutional
                                                           Asset Management)
                                                           of Union Bank of
                                                           Switzerland from
                                                           1994 to 1996

Hal Liebes, Esq.              Vice          Since          Managing Director and       N/A               N/A
Credit Suisse Asset           President     1999           General Counsel of
Management, LLC               and                          CSAM; Associated with
466 Lexington Avenue          Secretary                    Lehman Brothers, Inc.
New York, New York                                         from 1996 to 1997;
10017-3147                                                 Associated with CSAM
                                                           from 1995 to 1996;
Age: 36                                                    Associated with CS
                                                           First Boston Investment
                                                           Management from 1994
                                                           to 1995; Associated with
                                                           Division of Enforcement,
                                                           U.S. Securities and
                                                           Exchange Commission
                                                           from 1991 to 1994

Michael A. Pignataro          Treasurer     Since          Director and Director       N/A               N/A
Credit Suisse Asset           and Chief     1999           of Fund Administration
Management, LLC               Financial                    of CSAM; Associated
466 Lexington Avenue          Officer                      with CSAM since 1984
New York, New York
10017-3147

Age: 42

                                       25

                                            TERM                                       NUMBER OF
                                            OF OFFICE(1)                               PORTFOLIOS IN
                                            AND                                        FUND
                              POSITION(S)   LENGTH         PRINCIPAL                   COMPLEX           OTHER
                              HELD WITH     OF TIME        OCCUPATION(S) DURING        OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS AND AGE         TRUST         SERVED         PAST FIVE YEARS             TRUSTEE           HELD BY TRUSTEE
---------------------         -----------   ------------   ---------------------       --------------    -----------------
Gregory N. Bressler, Esq.     Assistant     Since          Vice President and          N/A               N/A
Credit Suisse Asset           Secretary     2000           Legal Counsel of CSAM
Management, LLC                                            since January 2000;
466 Lexington Avenue                                       Associated with the
New York, New York                                         law firm of Swidler
10017-3147                                                 Berlin Shereff Friedman
                                                           LLP from 1996 to 2000
Age: 35

Stuart J. Cohen, Esq.         Assistant     Since          Vice President and          N/A               N/A
Credit Suisse Asset           Secretary     1997           Legal Counsel of CSAM;
Management, LLC                                            Associated with CSAM
466 Lexington Avenue                                       since Credit Suisse
New York, New York                                         acquired the Funds'
10017-3147                                                 predecessor adviser in
                                                           July 1999; with the
Age: 32                                                    predecessor adviser since
                                                           1997; Associated with
                                                           the law firm of Gordon
                                                           Altman Butowsky Weitzen
                                                           Shalov & Wein from
                                                           1995 to 1997

Rocco A. DelGuercio           Assistant     Since          Vice President and          N/A               N/A
Credit Suisse Asset           Treasurer     1999           Administrative Officer of
Management, LLC                                            CSAM; Associated with
466 Lexington Avenue                                       CSAM since June 1996;
New York, New York                                         Assistant Treasurer,
10017-3147                                                 Bankers Trust Corp. --
                                                           Fund Administration
Age: 38                                                    from March 1994 to June
                                                           1996; Mutual Fund
                                                           Accounting Supervisor,
                                                           Dreyfus Corporation from
                                                           April 1987 to March 1994

                                       26

                                            TERM                                       NUMBER OF
                                            OF OFFICE(1)                               PORTFOLIOS IN
                                            AND                                        FUND
                              POSITION(S)   LENGTH         PRINCIPAL                   COMPLEX           OTHER
                              HELD WITH     OF TIME        OCCUPATION(S) DURING        OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS AND AGE         TRUST         SERVED         PAST FIVE YEARS             TRUSTEE           HELD BY TRUSTEE
---------------------         -----------   ------------   ---------------------       --------------    -----------------
Joseph Parascondola           Assistant     Since          Assistant Vice              N/A               N/A
Credit Suisse Asset           Treasurer     2001           President -- Fund
Management, LLC                                            Administration of
466 Lexington Avenue                                       CSAM since April
New York, New York                                         2000; Assistant Vice
10017-3147                                                 President, Deutsche
                                                           Asset Management
Age: 38                                                    from January 1999
                                                           to April 2000; Assistant
                                                           Vice President, Weiss,
                                                           Peck & Greer LLC
                                                           from November 1995
                                                           to December 1998

     The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

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[CREDIT SUISSE ASSET MANAGEMENT LOGO]

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                                  800-222-8977

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRGPV-2-1201